iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
L3Harris Technologies, Inc. .................. 223,727 $ 71,715,690
Textron, Inc. ............................ 381,447 36,603,654
108,319,344
a
Air Freight & Logistics  —  2 .5%
FedEx Corp. ............................ 506,848 204,416,867
United Parcel Service, Inc. , Class B ............ 921,592 100,269,209
304,686,076
a
Automobile Components  —  0 .3%
Aptiv PLC
(a)
............................. 625,129 37,670,274
a
Automobiles  —  4 .7%
Ford Motor Co. .......................... 14,996,381 181,156,283
General Motors Co. ....................... 4,937,827 379,669,518
560,825,801
a
Banks  —  7 .6%
Bank of America Corp. ..................... 4,231,288 226,204,657
Citigroup, Inc. ........................... 1,824,731 233,529,073
Citizens Financial Group, Inc. ................ 413,010 26,866,301
Fifth Third Bancorp ....................... 423,690 21,506,504
First Citizens BancShares, Inc. , Class A .......... 7,015 13,916,497
Huntington Bancshares, Inc. ................. 1,159,796 19,438,181
KeyCorp ............................... 717,586 15,865,826
M&T Bank Corp. ......................... 122,110 26,696,909
PNC Financial Services Group, Inc. (The) ........ 245,088 54,654,624
Regions Financial Corp. .................... 696,156 19,875,254
Truist Financial Corp. ...................... 1,139,204 58,669,006
U.S. Bancorp ........................... 1,110,044 62,895,093
Wells Fargo & Co. ........................ 1,631,421 134,151,749
914,269,674
a
Biotechnology  —  0 .5%
Biogen, Inc.
(a)
........................... 172,461 32,643,418
United Therapeutics Corp.
(a)
.................. 38,675 22,096,961
54,740,379
a
Building Products  —  0 .1%
Builders FirstSource, Inc.
(a) (b)
................. 209,119 16,539,222
a
Capital Markets  —  0 .3%
State Street Corp. ........................ 202,446 30,941,847
a
Chemicals  —  0 .4%
CF Industries Holdings, Inc. .................. 118,695 14,741,919
DuPont de Nemours, Inc. ................... 169,426 7,735,991
International Flavors & Fragrances, Inc. .......... 96,598 6,781,180
LyondellBasell Industries N.V. , Class A .......... 251,146 18,735,491
47,994,581
a
Communications Equipment  —  5 .2%
Cisco Systems, Inc. ....................... 6,454,679 590,603,128
F5, Inc.
(a)
.............................. 120,163 38,920,796
629,523,924
a
Consumer Finance  —  0 .8%
Capital One Financial Corp. .................. 388,524 74,324,641
Synchrony Financial ....................... 289,188 22,036,126
96,360,767
a
Consumer Staples Distribution & Retail  —  1 .5%
Dollar Tree, Inc.
(a)
......................... 210,703 20,461,368
Kroger Co. (The) ......................... 1,232,109 83,869,660
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Target Corp. ............................ 563,681 $ 73,137,610
177,468,638
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 188,707 7,178,414
International Paper Co. ..................... 248,412 7,556,693
Smurfit Westrock PLC ..................... 381,164 14,632,886
29,367,993
a
Diversified REITs  —  0 .3%
WP Carey, Inc. .......................... 409,374 29,855,646
a
Diversified Telecommunication Services  —  6 .7%
AT&T, Inc. .............................. 11,677,544 305,134,225
Comcast Corp. , Class A .................... 6,685,239 180,768,863
Verizon Communications, Inc. ................ 6,680,842 320,880,841
806,783,929
a
Electric Utilities  —  1 .4%
Edison International ....................... 522,714 36,323,396
Evergy, Inc. ............................. 231,856 19,206,951
Eversource Energy ....................... 325,400 23,005,780
Exelon Corp. ............................ 715,204 32,892,232
PG&E Corp. ............................ 3,608,555 59,974,184
171,402,543
a
Electronic Equipment, Instruments & Components  —  2 .1%
Flex Ltd.
(a)
.............................. 326,644 29,904,258
Jabil, Inc. .............................. 201,655 68,056,546
TE Connectivity PLC ...................... 526,334 111,403,855
Teledyne Technologies, Inc.
(a)
................. 50,140 32,382,919
Zebra Technologies Corp. , Class A
(a)
............ 36,024 8,150,790
249,898,368
a
Energy Equipment & Services  —  0 .2%
Halliburton Co. .......................... 689,691 29,173,929
a
Entertainment  —  1 .1%
Walt Disney Co. (The) ..................... 1,268,352 131,591,520
a
Financial Services  —  0 .4%
Corebridge Financial, Inc. ................... 76,281 2,100,779
Equitable Holdings, Inc. .................... 104,955 4,429,101
Fiserv, Inc.
(a)
............................ 382,155 23,942,011
Global Payments, Inc. ..................... 294,947 21,224,386
51,696,277
a
Food Products  —  2 .5%
Archer-Daniels-Midland Co. .................. 1,414,605 105,444,657
Bunge Global SA ......................... 490,680 62,350,707
Hormel Foods Corp. ....................... 250,104 5,369,733
Kraft Heinz Co. (The) ...................... 3,475,540 78,755,736
Tyson Foods, Inc. , Class A .................. 812,670 52,067,767
303,988,600
a
Ground Transportation  —  0 .8%
CSX Corp. ............................. 1,704,246 77,423,896
JB Hunt Transport Services, Inc. .............. 73,025 18,367,978
95,791,874
a
Health Care Equipment & Supplies  —  0 .3%
Becton Dickinson & Co. .................... 125,524 18,708,097
Solventum Corp.
(a)
........................ 119,268 8,033,892
Zimmer Biomet Holdings, Inc. ................ 143,481 11,827,139
38,569,128
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Providers & Services  —  3 .3%
Centene Corp.
(a)
......................... 685,397 $ 36,798,965
Cigna Group (The) ........................ 346,745 100,757,162
CVS Health Corp. ........................ 1,604,950 133,676,285
Elevance Health, Inc. ...................... 202,406 76,189,667
Humana, Inc. ........................... 69,558 16,446,294
Labcorp Holdings, Inc. ..................... 59,048 15,163,526
Universal Health Services, Inc. , Class B ......... 71,663 12,058,733
391,090,632
a
Hotels, Restaurants & Leisure  —  0 .8%
Carnival Corp. ........................... 1,494,949 39,631,098
Expedia Group, Inc. ....................... 246,859 61,312,370
100,943,468
a
Household Durables  —  2 .0%
DR Horton, Inc. .......................... 685,214 105,427,026
Lennar Corp. , Class A ...................... 656,838 59,312,471
PulteGroup, Inc. ......................... 581,044 71,096,544
235,836,041
a
Insurance  —  1 .7%
American International Group, Inc. ............. 437,690 32,739,212
Arch Capital Group Ltd.
(a)
................... 167,471 15,819,311
Everest Group Ltd. ........................ 50,820 18,130,543
Fidelity National Financial, Inc. ................ 144,082 7,535,489
Hartford Insurance Group, Inc. (The) ............ 156,378 21,394,074
Loews Corp. ............................ 126,014 14,190,436
MetLife, Inc. ............................ 471,742 37,786,534
Principal Financial Group, Inc. ................ 155,705 15,712,192
Prudential Financial, Inc. .................... 417,628 40,973,483
204,281,274
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 439,756 78,588,795
Cognizant Technology Solutions Corp. , Class A ..... 1,176,841 62,254,889
Okta, Inc. , Class A
(a)
....................... 113,722 8,375,625
Twilio, Inc. , Class A
(a)
...................... 282,141 41,773,796
190,993,105
a
Life Sciences Tools & Services  —  0 .1%
Waters Corp.
(a)
.......................... 17,565 5,431,625
a
Machinery  —  1 .9%
CNH Industrial N.V. ....................... 1,773,989 18,999,422
Fortive Corp.
(b)
........................... 418,800 25,040,052
PACCAR, Inc. ........................... 916,749 108,909,781
Snap-on, Inc. ........................... 78,486 30,091,532
Westinghouse Air Brake Technologies Corp. ....... 185,939 50,183,077
233,223,864
a
Media  —  0 .5%
Charter Communications, Inc. , Class A
(a) (b)
........ 119,971 19,815,610
Fox Corp. , Class A , NVS .................... 288,382 18,309,373
Fox Corp. , Class B ........................ 206,317 11,764,196
Omnicom Group, Inc. ...................... 190,259 14,596,670
64,485,849
a
Metals & Mining  —  1 .2%
Newmont Corp. .......................... 695,238 77,233,989
Nucor Corp. ............................ 204,012 45,961,864
Steel Dynamics, Inc. ....................... 91,340 20,885,804
144,081,657
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 624,447 14,299,836
a
Security Shares Value
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 191,016 $ 21,296,374
Dominion Energy, Inc. ...................... 644,182 41,549,739
62,846,113
a
Oil, Gas & Consumable Fuels  —  3 .0%
Coterra Energy, Inc. ....................... 1,312,679 47,138,303
Devon Energy Corp. ....................... 1,143,713 58,752,537
Diamondback Energy, Inc. ................... 268,652 55,242,911
EOG Resources, Inc. ...................... 566,756 79,668,891
Occidental Petroleum Corp. .................. 523,177 31,694,062
Valero Energy Corp. ....................... 335,241 84,675,172
357,171,876
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 506,381 34,428,844
United Airlines Holdings, Inc.
(a)
................ 199,028 17,912,520
52,341,364
a
Pharmaceuticals  —  4 .4%
Bristol-Myers Squibb Co. .................... 2,144,701 129,947,434
Merck & Co., Inc. ......................... 1,736,069 189,544,013
Pfizer, Inc. ............................. 6,715,606 179,306,680
Royalty Pharma PLC , Class A ................ 587,645 29,435,138
528,233,265
a
Professional Services  —  0 .4%
Leidos Holdings, Inc. ...................... 147,051 21,942,950
SS&C Technologies Holdings, Inc. ............. 368,514 25,538,020
47,480,970
a
Residential REITs  —  0 .1%
Mid-America Apartment Communities, Inc. ........ 117,953 15,237,169
a
Retail REITs  —  1 .0%
Realty Income Corp. ....................... 667,314 42,868,251
Simon Property Group, Inc. .................. 369,570 75,285,105
118,153,356
a
Semiconductors & Semiconductor Equipment  —  28 .6%
Applied Materials, Inc. ..................... 1,119,434 441,605,519
First Solar, Inc.
(a)
......................... 277,922 56,109,672
Intel Corp.
(a)
............................ 11,835,660 1,118,233,157
Micron Technology, Inc. ..................... 2,706,689 1,399,791,283
NXP Semiconductors N.V. ................... 408,469 119,922,414
ON Semiconductor Corp.
(a) (b)
................. 931,251 93,879,413
QUALCOMM, Inc. ........................ 1,206,715 216,701,880
3,446,243,338
a
Software  —  1 .2%
Gen Digital, Inc. .......................... 1,253,699 24,183,854
Roper Technologies, Inc. .................... 70,289 24,939,240
Strategy, Inc. , Class A
(a) (b)
................... 216,205 35,771,117
Zoom Communications, Inc. , Class A
(a)
.......... 662,350 64,347,303
149,241,514
a
Specialized REITs  —  0 .3%
Gaming and Leisure Properties, Inc. ............ 248,760 12,054,910
VICI Properties, Inc. ....................... 821,212 23,979,390
36,034,300
a
Specialty Retail  —  0 .2%
Best Buy Co., Inc. ........................ 410,206 24,813,361
a
Technology Hardware, Storage & Peripherals  —  4 .9%
Dell Technologies, Inc. , Class C ............... 497,495 103,951,580
Hewlett Packard Enterprise Co. ............... 5,430,573 156,237,585
HP, Inc. ............................... 2,664,734 55,586,351

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 387,354 $ 42,907,203
Super Micro Computer, Inc.
(a)
................. 339,017 9,289,066
Western Digital Corp. ...................... 523,213 227,346,513
595,318,298
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 98,694 10,086,527
a
Trading Companies & Distributors  —  0 .7%
United Rentals, Inc. ....................... 86,663 83,182,614
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 9,096,203,175 ) ............................... 12,028,511,750
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 55,149,510 $ 55,166,055
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 15,969,170 15,969,170
a
Total Short-Term Securities — 0.6%
(Cost: $ 71,130,382 ) ................................. 71,135,225
Total Investments — 100.4%
(Cost: $ 9,167,333,557 ) ............................... 12,099,646,975
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (51,969,324)
Net Assets — 100.0% ................................. $ 12,047,677,651
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,311,305  $ 42,860,458
(a)
$ —  $ (7,517) $ 1,809  $ 55,166,055  55,149,510  $ 169,988
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,415,860  7,553,310
(a)
—  —  —  15,969,170  15,969,170  319,757  —
$ —  $ (7,517) $ 1,809
$ 71,135,225
$ 489,745  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 33 06/18/26 $ 4,633 $ 496,319
E-Mini S&P 500 Index ................................................................... 22 06/18/26 7,968 679,153
$ 1,175,472

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Value Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,028,511,750 $ — $ — $ 12,028,511,750
Short-Term Securities
Money Market Funds ...................................... 71,135,225 — — 71,135,225
$ 12,099,646,975 $ — $ — $ 12,099,646,975
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,175,472 $ — $ — $ 1,175,472
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust